UNITED STATES

            SECURITIES AND EXCHANGE COMMISION

                 Washington, D.C.  20549



                       FORM 13F


                  FORM 13F COVER PAGE


Report for Quarter Ended: September 30, 2012


Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:                    Insight 2811, Inc.
Address:                 755 W. Big Beaver Rd.
                         Suite 1275
                         Troy, MI 48084

13F File Number: 28-11441


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Arthur E. Zaske
Title: Chief Compliance Officer
Phone: 248-687-7200


Signature, Place, and Date of Signing:

Arthur Zaske   Troy, Michigan    Friday, November 9, 2012


Report Type  (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0                   0

Form 13F Information Table Entry Total:      81

Form 13F Information Table Value Total:      116,241    (x1000)


List of Other Included Managers: NONE

                                   TITLE                 VALUE  SHARES/   SH/  PUT/ INVEST  OTHER  VOTING AUTH.
NAME OF ISSUER                   OF CLASS       CUSIP   (x1000) PRN AMT   PRN  CALL DISCRT  MGRS   SOLE SHARED NONE
-------------------------------- ----------  ---------  ------- -------  ----  ----- ------- ----- ----- ----- ----
3 D Systems Corp               COM          88554D205        394      12000 S         SOLE           12000
Abbott Labs Com                COM          2824100          403       5875 S         SOLE            5875
American Express Co            COM          025816109        558       9814 S         SOLE            9814
Arch Capital Group             COM          G0450A105        946      22724 S         SOLE           22724
Ashland Inc                    COM          044209104       1360      19000 S         SOLE           19000
Audiocodes LTD                 COM          10829658         363     144600 S         SOLE          144600
Beam Inc Com                   COM          073730103       2182      37926 S         SOLE           37926
Beazer Homes Inc               COM          07556Q105        532     150000 S         SOLE          150000
Berkshire Hathaway Inc-        COM          084670108        335       3800 S         SOLE            3800
Boeing Co                      COM          097023105        858      12328 S         SOLE           12328
Calamos Convertible Opp        COM          128117108        171      13365 S         SOLE           13365
Centurylink                    COM          156700106       3202      79259 S         SOLE           79259
Cerner Corp                    COM          156782104        688       8895 S         SOLE            8895
Chevron Corp                   COM          166764100       1139       9772 S         SOLE            9772
Cisco Sys Inc Com              COM          17275R102        308      16135 S         SOLE           16135
Consolidated Edison NY         COM          209115104        887      14810 S         SOLE           14810
CVS/Caremark Corp              COM          126650100        892      18430 S         SOLE           18430
Darling International          COM          2372661015       862      47105 S         SOLE           47105
Dassault Systemes ADR          COM          237545108       1061      10051 S         SOLE           10051
Davita Inc                     COM          23918K108        853       8234 S         SOLE            8234
Deere & Co Com                 COM          244199105        676       8193 S         SOLE            8193
Diageo PLC                     COM          25243Q205        698       6195 S         SOLE            6195
Dow Chem Co Com                COM          260543103        602      20807 S         SOLE           20807
Dry Ships Incorporated         COM          2109Q1017        234     100000 S         SOLE          100000
Du Pont Ei De Nemours &        COM          2635341090       306       6082 S         SOLE            6082
Eaton Vance Limited            COM          27828H105       3409     200792 S         SOLE          200792
Ecolab                         COM          278865100        764      11795 S         SOLE           11795
EDAC Technologies Inc          COM          2792851006       283      20000 S         SOLE           20000
Entegris                       COM          29362U104        260      32000 S         SOLE           32000
Exxon Mobil Corp Com           COM          30231G102       1529      16724 S         SOLE           16724
Fortune Brands Home &          COM          34964c106       1024      37926 S         SOLE           37926
General Dynamics Corp          COM          3695501086       337       5100 S         SOLE            5100
General Mills Inc              COM          3703341046       310       7780 S         SOLE            7780
GP Strategies Corp             COM          36225V104        541      28000 S         SOLE           28000
Headwaters Inc                 COM          42210p102        592      90000 S         SOLE           90000
Honeywell International        COM          438516106        703      11773 S         SOLE           11773
Intel Corp Com                 COM          458140100        684      30203 S         SOLE           30203
Intl Business Machines         COM          459200101       1077       5194 S         SOLE            5194
Invesco Van Kampen             COM          46132R104       3238     255377 S         SOLE          255377
Invesco Van Kampen             COM          46131H107         70      13970 S         SOLE           13970
IShares 1-3 Year Treasury      COM          464287457       1132      13393 S         SOLE           13393
IShares DJ US Home             COM          464288752       1051      54335 S         SOLE           54335
IShares Lehman Treasury        COM          464288638       1880      15443 S         SOLE           15443
IShares Msci Eafe Index        COM          464287176       2213      41762 S         SOLE           41762
IShares Msci Japan Fund        COM          464287465        122      13286 S         SOLE           13286
IShares Russell 1000           COM          464286848      16968     254400 S         SOLE          254400
IShares Russell 1000           COM          464287614       1324      18347 S         SOLE           18347
IShares Russell 2000           COM          464287598       1361      14240 S         SOLE           14240
IShares Russell 2000           COM          464287655       1427      19294 S         SOLE           19294
IShares Russell Midcap         COM          464287648      16403     263931 S         SOLE          263931
IShares Russell Midcap         COM          464287630       1322      27135 S         SOLE           27135
Johnson & Johnson Com          COM          478160104        548       7952 S         SOLE            7952
JPMorgan Alerian MLP           COM          46625H100       2760      68250 S         SOLE           68250
Marsh & Mclennan Cos Inc       COM          571748102        637      18765 S         SOLE           18765
Merck & Co Inc Com             COM          58933Y105        372       8247 S         SOLE            8247
Microsoft Corp Com             COM          594918104       1046      35147 S         SOLE           35147
Navios Maritime Partners       COM          622671029       3017     203605 S         SOLE          203605
Pepsico Inc Com                COM          713448108        376       5310 S         SOLE            5310
Permian Basin Royalty          COM          714236106       2985     194599 S         SOLE          194599
Pfizer Inc                     COM          717081103       1109      44632 S         SOLE           44632
Pimco 1-5 Year US Tips         COM          72201R205       2974      55160 S         SOLE           55160
PMFG Inc                       COM          69345P1030       240      29633 S         SOLE           29633
Powershares Global             COM          73935X195       2749     291247 S         SOLE          291247
Procter & Gamble Co Com        COM          742718109        335       4825 S         SOLE            4825
Prologis Inc                   COM          743410102       3101      88511 S         SOLE           88511
Qualcom Inc                    COM          747525103        733      11726 S         SOLE           11726
Royal Bank CDA Montreal        COM          780087102        744      12959 S         SOLE           12959
Schlumberger Ltd Com           COM          798241105        669       9254 S         SOLE            9254
Sciclone Pharmaceuticals       COM          80862K1043       222      40000 S         SOLE           40000
Seadrill LTD                   COM          G7945E105        440      11220 S         SOLE           11220
Seaspan                        COM          Y756381098       219      13900 S         SOLE           13900
SPDR Barclays Capital 1-       COM          78462F103       3020      65918 S         SOLE           65918
Starbucks Corp                 COM          855244109       1458      28750 S         SOLE           28750
Tortoise Energy                COM          89147L100        987      24373 S         SOLE           24373
Tractor Supply Company         COM          892356106       1591      16085 S         SOLE           16085
Transcanada Corp               COM          89353D107        601      13205 S         SOLE           13205
Velocity Shares INV VIX        COM          22542D795        994      58378 S         SOLE           58378
VMware Inc - Class A           COM          928563402       1019      10538 S         SOLE           10538
Wal-Mart Stores Inc Com        COM          9311421039       261       3532 S         SOLE            3532
Westport Innovations Inc       COM          960908309        325      11665 S         SOLE           11665
Yasheng Group                  COM          98508U104        175     303944 S         SOLE          303944